Expenses by nature - Restructuring (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other provisions
Cost of sales	€ 14,689	€ 13,368	€ 13,659
Research and development expenses	4,550	4,214	4,087
Selling, general and administrative expenses	3,013	2,792	2,898
Restructuring
Other provisions
Cost of sales	85	133	245
Research and development expenses	37	73	189
Selling, general and administrative expenses	46	78	67
Total restructuring charges	€ 168	€ 284	€ 501